UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2013

Item 1:     Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2013

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.70%

Aerospace & Defense 1.88%

DigitalGlobe, Inc.*	471,630	$13,767
Hexcel Corp.*	1,125,594	34,331

Total		48,098

Airlines 2.56%

Allegiant Travel Co.	358,169	32,199
US Airways Group, Inc.*	1,963,536	33,184

Total		65,383

Automobiles 1.10%

Tesla Motors, Inc.*	520,177	28,084

Beverages 1.10%

Boston Beer Co., Inc. (The) Class A*	166,599	28,209

Biotechnology 13.16%

ACADIA Pharmaceuticals, Inc.*	1,106,203	14,259
Acorda Therapeutics, Inc.*	682,927	27,023
Aegerion Pharmaceuticals, Inc.*	771,250	32,423
Alnylam Pharmaceuticals, Inc.*	537,583	12,875
ARIAD Pharmaceuticals, Inc.*	361,096	6,453
BioMarin Pharmaceutical, Inc.*	603,187	39,569
Cepheid, Inc.*	579,638	22,102
Genomic Health, Inc.*	456,189	13,850
Incyte Corp.*	585,146	12,961
Infinity Pharmaceuticals, Inc.*	252,609	10,885
Ironwood Pharmaceuticals, Inc.*	1,396,047	21,234
Isis Pharmaceuticals, Inc.*	1,443,563	32,321
Medivation, Inc.*	315,898	16,651
Onyx Pharmaceuticals, Inc.*	260,566	24,702
Pharmacyclics, Inc.*	312,427	25,463
Sarepta Therapeutics, Inc.*	386,208	11,215
Synageva BioPharma Corp.*	238,752	12,341

Total		336,327

Building Products 0.38%

Trex Co., Inc.*	198,987	9,687

Capital Markets 4.08%

Artisan Partners Asset Management, Inc.*	404,993	15,106
Evercore Partners, Inc. Class A	211,631	7,989
Financial Engines, Inc.	1,088,398	39,585
Stifel Financial Corp.*	590,323	19,020
WisdomTree Investments, Inc.*	1,939,731	22,501

Total		104,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2013

Investments	Shares	Fair Value (000)

Chemicals 0.73%

Axiall Corp.	356,702	$18,709

Commercial Banks 1.75%

Bank of the Ozarks, Inc.	43,172	1,767
SVB Financial Group*	321,895	22,890
Western Alliance Bancorp*	1,370,550	20,161

Total		44,818

Commercial Services & Supplies 0.37%

Performant Financial Corp.*	959,942	9,340

Communications Equipment 2.57%

Aruba Networks, Inc.*	956,344	21,508
Ixia*	860,402	14,171
Palo Alto Networks, Inc.*	229,140	12,396
Ruckus Wireless, Inc.*	917,253	17,703

Total		65,778

Diversified Consumer Services 0.98%

LifeLock, Inc.*	2,787,184	25,085

Diversified Financial Services 0.27%

MarketAxess Holdings, Inc.	162,622	6,882

Electronic Equipment, Instruments & Components 1.14%

FEI Co.	252,027	16,100
IPG Photonics Corp.	203,818	12,979

Total		29,079

Energy Equipment & Services 3.46%

Atwood Oceanics, Inc.*	375,874	18,437
CARBO Ceramics, Inc.	161,292	11,395
Dril-Quip, Inc.*	359,691	30,110
Forum Energy Technologies, Inc.*	817,225	22,727
Geospace Technologies Corp.*	68,432	5,773

Total		88,442

Food & Staples Retailing 1.45%

PriceSmart, Inc.	286,023	25,522
United Natural Foods, Inc.*	228,677	11,420

Total		36,942

Food Products 1.85%

Annie’s, Inc.*	498,559	18,841
Hain Celestial Group, Inc. (The)*	436,494	28,481

Total		47,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2013

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 3.38%

Align Technology, Inc.*	505,486	$16,742
DexCom, Inc.*	1,267,532	20,800
Endologix, Inc.*	1,013,681	15,225
HeartWare International, Inc.*	202,167	19,651
Insulet Corp.*	554,273	13,990

Total		86,408

Health Care Providers & Services 3.12%

Air Methods Corp.	327,323	11,977
IPC The Hospitalist Co., Inc.*	189,502	8,645
MWI Veterinary Supply, Inc.*	190,573	22,432
Team Health Holdings, Inc.*	981,671	36,597

Total		79,651

Health Care Technology 2.67%

athenahealth, Inc.*	272,701	26,250
Medidata Solutions, Inc.*	632,067	41,944

Total		68,194

Hotels, Restaurants & Leisure 1.35%

Chuy’s Holdings, Inc.*	772,958	25,276
Krispy Kreme Doughnuts, Inc.*	677,649	9,256

Total		34,532

Household Durables 1.08%

SodaStream International Ltd. (Israel)*(a)	512,151	27,574

Information Technology Services 2.15%

EPAM Systems, Inc.*	976,431	20,993
EVERTEC, Inc.*	484,156	9,708
MAXIMUS, Inc.	303,337	24,173

Total		54,874

Internet & Catalog Retail 1.97%

Groupon, Inc.*	1,940,419	11,837
HomeAway, Inc.*	615,588	18,806
Shutterfly, Inc.*	443,097	19,731

Total		50,374

Internet Software & Services 8.66%

Angie’s List, Inc.*	1,118,201	27,105
Cornerstone OnDemand, Inc.*	821,350	29,799
CoStar Group, Inc.*	399,036	43,260
MercadoLibre, Inc. (Argentina)(a)	313,853	31,570
OpenTable, Inc.*	332,923	18,441
Trulia, Inc.*	540,838	15,717
Xoom Corp.*	200,295	3,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2013

Investments	Shares	Fair Value (000)

Internet Software & Services (continued)

Yelp, Inc.*	956,658	$24,902
Zillow, Inc.*	453,464	26,677

Total		221,168

Leisure Equipment & Products 0.47%

Brunswick Corp.	381,469	12,077

Machinery 3.84%

Chart Industries, Inc.*	358,115	30,372
Middleby Corp.*	128,656	19,244
Proto Labs, Inc.*	543,858	27,780
RBC Bearings, Inc.*	431,573	20,759

Total		98,155

Media 3.80%

Imax Corp. (Canada)*(a)	841,269	21,478
Lions Gate Entertainment Corp.*	1,138,368	28,243
Pandora Media, Inc.*	1,836,076	25,576
Shutterstock, Inc.*	205,904	8,586
Sinclair Broadcast Group, Inc.	489,364	13,115

Total		96,998

Oil, Gas & Consumable Fuels 1.96%

GasLog Ltd. (Monaco)(a)	1,923,326	24,618
Oasis Petroleum, Inc.*	741,861	25,394

Total		50,012

Professional Services 3.16%

Corporate Executive Board Co. (The)	438,020	24,687
On Assignment, Inc.*	1,257,528	30,520
Robert Half International, Inc.	378,962	12,438
WageWorks, Inc.*	510,875	13,083

Total		80,728

Road & Rail 2.39%

Avis Budget Group, Inc.*	1,305,048	37,638
Swift Transportation Co.*	1,663,700	23,325

Total		60,963

Semiconductors & Semiconductor Equipment 6.21%

Cavium, Inc.*	552,210	17,367
Cree, Inc.*	807,312	45,670
First Solar, Inc.*	811,492	37,783
Mellanox Technologies, Ltd. (Israel)*(a)	75,645	3,856
MEMC Electronic Materials, Inc.*	4,721,328	25,495
SunPower Corp.*	2,102,847	28,578

Total		158,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT DEVELOPING GROWTH FUND, INC. April 30, 2013

Investments	Shares	Fair Value (000)

Software 7.23%

CommVault Systems, Inc.*	171,140	$12,586
Concur Technologies, Inc.*	93,780	6,856
Guidewire Software, Inc.*	570,743	22,875
Imperva, Inc.*	493,771	19,247
Infoblox, Inc.*	1,138,405	25,170
Jive Software, Inc.*	415,748	5,650
NetSuite, Inc.*	326,734	28,740
Silver Spring Networks, Inc.*	698,587	12,610
Splunk, Inc.*	677,661	27,649
Synchronoss Technologies, Inc.*	607,320	17,211
Ultimate Software Group, Inc. (The)*	63,546	6,138

Total		184,732

Specialty Retail 2.42%

Lumber Liquidators Holdings, Inc.*	429,047	35,164
Restoration Hardware Holdings, Inc.*	681,304	26,537

Total		61,701

Textiles, Apparel & Luxury Goods 1.58%

Steven Madden Ltd.*	345,668	16,810
Tumi Holdings, Inc.*	1,018,600	23,458

Total		40,268

Trading Companies & Distributors 2.43%

Air Lease Corp.	1,200,601	33,029
United Rentals, Inc.*	552,100	29,046

Total		62,075

Total Common Stocks (cost $2,075,002,441)		2,521,619

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.44%

Repurchase Agreement

Repurchase Agreement dated 4/30/2013, 0.01% due 5/1/2013 with Fixed Income Clearing Corp. collateralized by $63,785,000 of U.S. Treasury Bill at 0.149% due 4/3/2014; value: $63,689,323; proceeds: $62,436,198 (cost $62,436,180)	$62,436	62,436

Total Investments in Securities 101.14% (cost $2,137,438,621)		2,584,055

Liabilities in Excess of Other Assets (1.14)%		(29,205)

Net Assets 100.00%		$2,554,850

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(concluded)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$2,521,619	$—	$—	$2,521,619
Repurchase Agreement	—	62,436	—	62,436

Total	$2,521,619	$62,436	$—	$2,584,055

*	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. There were no level transfers during the period ended April 30, 2013.

3. FEDERAL TAX INFORMATION

As of April 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,155,637,300

Gross unrealized gain	452,761,347
Gross unrealized loss	(24,343,536)

Net unrealized security gain	$428,417,811

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended April 30, 2013:

Affiliated Issuer	Balance of Shares Held at 7/31/2012	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2013	Fair Value at 4/30/2013	Net Realized Loss 8/1/2012 to 4/30/2013(a)	Dividend Income 8/1/2012 to 4/30/2013(a)

Yelp, Inc.(b)	791,785	1,015,269	(850,396)	956,658	—	$(1,523,345)	$—

(a) Represents realized losses and dividend income earned only when the issuer was an affiliate of the Fund.

(b) No longer an affiliated issuer as of April 30, 2013.

5. RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities, and disclose instruments and transactions subject to an agreement similar to a master netting agreement. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to disclosures about offsetting. ASU 2011-11 and ASU 2013-1 are effective for public entities for interim and annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the adoption of ASU 2011-11 and ASU 2013-1 will have on the Fund’s financial statement disclosures.

Item 2:     Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:     Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: June 18, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 18, 2013